Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (VODA and VOCRA) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Insurance [Abstract]
Balance at January 1,	$ 295	$ 325	$ 353
Amortization	(30)	(30)	(28)
Balance at December 31,	265	295	325
Accumulated amortization	$ 192	$ 162	$ 132